Collaboration Agreements	12 Months Ended
Dec. 31, 2013
Collaboration Agreements
Collaboration Agreements

22.                               Collaboration Agreements

(a)                                    On March 12, 2009, the Company entered into a technology transfer agreement (with an amendment agreement entered on December 14, 2011) with Tianjin CanSino Biotechnology Inc. (“Tianjin CanSino”). According to the agreement, the Tianjin CanSino will transfer the technology of a pneumococcal vaccine to the Company and jointly develop the technology with the Company. The collaboration term under the technology transfer agreement is from March 12, 2009 to eight years after the first sale of the vaccine developed under the technology transfer agreement in Chinese market.

Under the terms of the technology transfer agreement, the Company will make milestone payments of up to $3,000 and royalty payments ranging from 6% to 10% for the net sales in Chinese market. Both parties will work together to develop international markets for the products.

On December 14, 2011, an amendment agreement was signed for the payment of $300 for the transfer of an additional six serotypes and related technology. As of December 31, 2013, the Company made total milestone payments of $1,200 ($1,000 under the March 12, 2009 agreement and $200 under the December 14, 2011 amendment). The remaining milestone payment will be paid when the Company achieves each specific milestone, including obtains clinical trials approval, completes clinical trials and achieves desired results, and achievement of commercial sales. The Company recorded $nil, $200 and $nil in research and development expenses for the years ended December 31, 2011, 2012, and 2013, respectively.

(b)                                    On August 18, 2009, the Company entered into a patent license agreement with the National Institutes of Health (“NIH”), an agency of the United States Public Health Services within the Department of Health and Human Services. NIH has granted the Company a non-exclusive license to make and use certain of its products. NIH has also granted the Company the right to use certain associated information for development of its licensed products. The collaboration term under the patent license agreement is from August 18, 2009 to the later of (a) the expiration of all royalty obligations under the licensed rights where such rights exist and (b) eight years after the first commercial sale by the Company, unless the agreement is terminated earlier per the provisions included therein.

The Company has agreed to pay NIH a license issue royalty of $80 upon execution of the agreement and a non-refundable minimum annual royalty of $8, and royalty payments on net sales ranging from 1.5% to 4% depending on the sales territory and the customers. The Company has also agreed to pay NIH benchmark royalties of $330 upon achieving each benchmark as specified in the patent license agreement, including completion of clinical trials, obtains regulatory approval for marketing, and achievement of commercial sales. The Company recorded a license issue royalty of $8, $8 and $21 for the years ended December 31, 2011, 2012 and 2013 as research and development expenses, respectively.

(c)                                     The Company licensed from Medimmune, LLC, a US based pharmaceutical company, certain non-exclusive rights to use patented reverse genetics technology pertaining toH5N1 influenzavirus strain production for vaccines. The Company has agreed to pay an upfront license fee and milestone payments of up to an aggregate of $9.9 million based upon achievement of cumulative net sales of licensed products in China (including Hong Kong and Macau), as well as royalty payments less than 10% of net sales of the licensed products in China (including Hong Kong and Macau).Licenses fee and royalties of $3,400 were paid in the year ended December 31, 2012.In 2013, the Company obtained a new stockpile order of 3 million doses H5N1 vaccines from the Chinese government. As of December 31, 2013, royalties of $1,036 was capitalized as inventory costs and included in the accounts payable and accrued liabilities. No additional milestone payments have been paid as the Company has not met the cumulative net sales threshold.

On August 15, 2012, the Company entered into amendment agreements with Medimmune to revise the termination date of the license to December 29, 2015, as a result of amendment of the main license agreement to end on December 29, 2015. The other three sublicense agreements have been revised to end on April 5, 2020, July 14, 2020, and May 23, 2021, respectively.